Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance Disclosure

As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Regulation S-K under the Exchange Act, we are providing the following information about the relationship between the compensation actually paid to our NEOs and certain financial performance of the Company. The compensation actually paid to our NEOs as reported in this section of the Proxy Statement does not reflect the actual amount of compensation earned by or paid to the NEOs, but is a calculation derived from the total compensation reported for the NEOs in the Summary Compensation Table, as adjusted pursuant to the requirements of 402(v) of Regulation S-K under the Exchange Act. For further information concerning the Company’s pay-for-performance philosophy and how the Company aligns executive compensation with the Company’s performance, refer to “Executive Compensation — Compensation Discussion and Analysis.”
Year	Summary Compensation Table Total for PEO1 ($)	Compensation Actually Paid to PEO2 ($)	Average Summary Compensation Table Total for Non-PEO NEOs3 ($)	Average Compensation Actually Paid to Non-PEO NEOs4 ($)	Value of Initial Fixed $100 Investment Based On:		Net Income7 ($)	Return on Assets (Company Selected Measure)8
					Company TSR5 ($)	Peer Group TSR6 ($)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2024	$3,317,486	$3,451,227	$1,396,325	$1,428,683	$105.64	$105.54	$228,830	1.36%
2023	3,357,573	3,577,195	1,470,573	1,523,107	111.90	115.69	255,863	1.55%
2022	2,796,717	2,914,230	1,080,809	1,198,172	109.28	116.15	217,612	1.36%
2021	3,054,247	2,571,457	1,247,560	1,170,400	105.70	124.78	205,160	1.37%
2020	2,440,084	1,964,427	883,456	820,921	73.10	91.32	155,810	1.05%

1.
The dollar amounts reported in column (b) are the amounts of total compensation reported for Mr. Brown (our Chief Executive Officer) for each corresponding year in the “Total” column of the Summary Compensation Table. Refer to “Executive Compensation — Executive Compensation Tables — Summary Compensation Table.”

2.
The dollar amounts reported in column (c) represent the amount of  “compensation actually paid” to Mr. Brown in accordance with the requirements of Item 402(v) of Regulation S-K under the Exchange Act. The following adjustments were made to the amounts reported in the “Total” column of the Summary Compensation Table to determine the compensation actually paid in 2024:

	Reported Summary Compensation Table Total for PEO ($)	Reported Value of Equity Awards (A) ($)	Equity Award Adjustments (B) ($)	Reported Change in the Actuarial Pension Benefits (C) ($)	Pension Benefit Adjustments (D) ($)	Compensation Actually Paid to PEO ($)
2024	3,317,486	(1,127,102)	1,311,198	(156,975)	106,620	3,451,227

(A)
The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” column in the Summary Compensation Table.

(B)
The equity award adjustment includes the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity award granted that is outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the year (from the end of the prior fiscal year) in fair value of any award granted in prior years that are outstanding and unvested as of the end of the year; (iii) for awards that are granted and vest in same year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the year, the amount equal to the change as of the vesting date (from the end of the prior fiscal 2 year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock awards in the year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:

	Year End Fair Value of Equity Awards Granted in Year and Unvested at Year-End	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value of Total Compensation	Total Equity Award Adjustments
Year	($)	($)	($)	($)	($)	($)	($)
2024	664,720	70,857	563,551	12,070	0	0	1,311,198

(C)
The amounts included in this column are the amounts reported in “Change in Pension and Nonqualified Deferred Compensation” column of the Summary Compensation Table.

(D)
The total pension benefit adjustment includes the aggregate of two components: (i) the actuarially determined service cost for services rendered by Mr. Brown during the year (the “service cost”); and (ii) the entire cost of benefits granted in a plan amendment (or initiation) during the year that are attributed by the benefit formula to services rendered in periods prior to the plan amendment or initiation (the “prior service cost”), in each case, calculated in accordance with U.S. GAAP. The amounts deducted or added in calculating the pension benefit adjustments are as follows:

	Service Cost	Prior Service Cost	Total Pension Benefit Adjustments
Year	($)	($)	($)
2024	106,620	0	106,620

3.
The dollar amounts reported in column (d) represent the average of the amounts reported for the Company’s NEOs as a group (excluding Mr. Brown, who has served as our CEO since 2018) in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the NEOs (excluding Mr. Brown) included for purposes of calculating the average amounts in each applicable year are as follows:

2020	2021	2022	2023	2024
James M. Anderson	James M. Anderson	James M. Anderson	James M. Anderson	James M. Anderson
Andrew Hauck	Richard S. Dennen	Richard S. Dennen	Richard S. Dennen	Richard S. Dennen
Karen B. Woods	Karen B. Woods	Karen B. Woods	Karen B. Woods	Karen B. Woods
John M. Gavigan	John M. Gavigan	John M. Gavigan	Amanda N. Neeley	Amanda N. Neeley
	Andrew Hauck		John M. Gavigan
Catherine Myers

4.
The dollar amounts reported in column (e) represent the average amount of  “compensation actually paid” to the NEOs as a group (excluding Mr. Brown). In accordance with the requirements of Item 402(v) of Regulation S-K under the Exchange Act, the following adjustments were made to average total compensation for the NEOs as a group (excluding Mr. Brown) to determine the compensation actually paid, using the same methodology described above in Note 2:

Year	Average Reported Summary Compensation Table Total For Non-PEO NEOs ($)	Average Reported Value Equity ($)	Average Equity Award Adjustments ($)	Average Reported Change in the Actuarial Present Value of Pension ($)	Average Pension ($)	Average Compensation Actually Paid to NEOs ($)
2024	1,396,325	(355,036)	414,026	(76,580)	49,948	1,428,683

(A)
The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” column in the Summary Compensation Table for the applicable year.

(B)
The equity award adjustment includes the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the year; (iii) for awards that are granted and vest in same year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the year, the amount equal to the change as of the vesting date (from the end of the prior fiscal 2 year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock awards in the year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:
Year	Year End Fair Value of Equity Awards Granted in Year and Unvested at Year-End ($)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value of Total Compensation ($)	Total Equity Award Adjustments ($)
2024	339,598	24,059	47,306	3,063	0	0	414,026

(C)
The amounts included in this column are the amounts reported in “Change in Pension and Nonqualified Deferred Compensation” column of the Summary Compensation Table.

(D)
The total pension benefit adjustment includes the aggregate of two components: (i) the actuarially determined service cost for services rendered by the NEOs during the year (the “service cost”); and (ii) the entire cost of benefits granted in a plan amendment (or initiation) during the year that are attributed by the benefit formula to services rendered in periods prior to the plan amendment or initiation (the “prior service cost”), in each case, calculated in accordance with U.S. GAAP. The amounts deducted or added in calculating the pension benefit adjustments are as follows:

Year	Average Service Cost ($)	Average Prior Service Cost ($)	Average Total Pension Benefit Adjustments ($)
2024	49,948	0	49,948

5.
Cumulative Total Shareholder Return (“TSR”) is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the Company’s share price at the end and the beginning of the measurement period by the Company’s share price at the beginning of the measurement period.

6.
Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The Company uses the KBW Regional Banking Index (KBW Index) as the peer group for determining performance with each of its compensation metrics. The KBW Index is made up of approximately 50 regional banks located throughout the country that are generally within an asset and market capitalization range comparable to the Company.

7.
The dollar amounts (in thousands) reported represent the amount of net income reflected in the Company’s audited financial statements for the applicable year.

8.
While the Company uses numerous financial and nonfinancial performance measures for the purpose of evaluating performance for the Company’s compensation programs, the Company has determined that Return on Assets is the financial performance measure that, in the Company’s assessment, represents the most important performance measure (that is not otherwise required to be disclosed in the table) used by the Company to link compensation actually paid to the company’s NEOs, for the most recently completed fiscal year, to Company performance.

Company Selected Measure Name	Return on Assets
Named Executive Officers, Footnote
1.
The dollar amounts reported in column (b) are the amounts of total compensation reported for Mr. Brown (our Chief Executive Officer) for each corresponding year in the “Total” column of the Summary Compensation Table. Refer to “Executive Compensation — Executive Compensation Tables — Summary Compensation Table.”
3.
The dollar amounts reported in column (d) represent the average of the amounts reported for the Company’s NEOs as a group (excluding Mr. Brown, who has served as our CEO since 2018) in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the NEOs (excluding Mr. Brown) included for purposes of calculating the average amounts in each applicable year are as follows:

2020	2021	2022	2023	2024
James M. Anderson	James M. Anderson	James M. Anderson	James M. Anderson	James M. Anderson
Andrew Hauck	Richard S. Dennen	Richard S. Dennen	Richard S. Dennen	Richard S. Dennen
Karen B. Woods	Karen B. Woods	Karen B. Woods	Karen B. Woods	Karen B. Woods
John M. Gavigan	John M. Gavigan	John M. Gavigan	Amanda N. Neeley	Amanda N. Neeley
	Andrew Hauck		John M. Gavigan
Catherine Myers

Peer Group Issuers, Footnote
6.
Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The Company uses the KBW Regional Banking Index (KBW Index) as the peer group for determining performance with each of its compensation metrics. The KBW Index is made up of approximately 50 regional banks located throughout the country that are generally within an asset and market capitalization range comparable to the Company.

PEO Total Compensation Amount	$ 3,317,486	$ 3,357,573	$ 2,796,717	$ 3,054,247	$ 2,440,084
PEO Actually Paid Compensation Amount	$ 3,451,227	3,577,195	2,914,230	2,571,457	1,964,427
Adjustment To PEO Compensation, Footnote
2.
The dollar amounts reported in column (c) represent the amount of  “compensation actually paid” to Mr. Brown in accordance with the requirements of Item 402(v) of Regulation S-K under the Exchange Act. The following adjustments were made to the amounts reported in the “Total” column of the Summary Compensation Table to determine the compensation actually paid in 2024:

	Reported Summary Compensation Table Total for PEO ($)	Reported Value of Equity Awards (A) ($)	Equity Award Adjustments (B) ($)	Reported Change in the Actuarial Pension Benefits (C) ($)	Pension Benefit Adjustments (D) ($)	Compensation Actually Paid to PEO ($)
2024	3,317,486	(1,127,102)	1,311,198	(156,975)	106,620	3,451,227

(A)
The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” column in the Summary Compensation Table.

(B)
The equity award adjustment includes the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity award granted that is outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the year (from the end of the prior fiscal year) in fair value of any award granted in prior years that are outstanding and unvested as of the end of the year; (iii) for awards that are granted and vest in same year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the year, the amount equal to the change as of the vesting date (from the end of the prior fiscal 2 year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock awards in the year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:
	Year End Fair Value of Equity Awards Granted in Year and Unvested at Year-End	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value of Total Compensation	Total Equity Award Adjustments
Year	($)	($)	($)	($)	($)	($)	($)
2024	664,720	70,857	563,551	12,070	0	0	1,311,198

(C)
The amounts included in this column are the amounts reported in “Change in Pension and Nonqualified Deferred Compensation” column of the Summary Compensation Table.

(D)
The total pension benefit adjustment includes the aggregate of two components: (i) the actuarially determined service cost for services rendered by Mr. Brown during the year (the “service cost”); and (ii) the entire cost of benefits granted in a plan amendment (or initiation) during the year that are attributed by the benefit formula to services rendered in periods prior to the plan amendment or initiation (the “prior service cost”), in each case, calculated in accordance with U.S. GAAP. The amounts deducted or added in calculating the pension benefit adjustments are as follows:
	Service Cost	Prior Service Cost	Total Pension Benefit Adjustments
Year	($)	($)	($)
2024	106,620	0	106,620

Non-PEO NEO Average Total Compensation Amount	$ 1,396,325	1,470,573	1,080,809	1,247,560	883,456
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,428,683	1,523,107	1,198,172	1,170,400	820,921
Adjustment to Non-PEO NEO Compensation Footnote
4.
The dollar amounts reported in column (e) represent the average amount of  “compensation actually paid” to the NEOs as a group (excluding Mr. Brown). In accordance with the requirements of Item 402(v) of Regulation S-K under the Exchange Act, the following adjustments were made to average total compensation for the NEOs as a group (excluding Mr. Brown) to determine the compensation actually paid, using the same methodology described above in Note 2:

Year	Average Reported Summary Compensation Table Total For Non-PEO NEOs ($)	Average Reported Value Equity ($)	Average Equity Award Adjustments ($)	Average Reported Change in the Actuarial Present Value of Pension ($)	Average Pension ($)	Average Compensation Actually Paid to NEOs ($)
2024	1,396,325	(355,036)	414,026	(76,580)	49,948	1,428,683

(A)
The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” column in the Summary Compensation Table for the applicable year.

(B)
The equity award adjustment includes the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the year; (iii) for awards that are granted and vest in same year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the year, the amount equal to the change as of the vesting date (from the end of the prior fiscal 2 year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock awards in the year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:
Year	Year End Fair Value of Equity Awards Granted in Year and Unvested at Year-End ($)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value of Total Compensation ($)	Total Equity Award Adjustments ($)
2024	339,598	24,059	47,306	3,063	0	0	414,026

(C)
The amounts included in this column are the amounts reported in “Change in Pension and Nonqualified Deferred Compensation” column of the Summary Compensation Table.

(D)
The total pension benefit adjustment includes the aggregate of two components: (i) the actuarially determined service cost for services rendered by the NEOs during the year (the “service cost”); and (ii) the entire cost of benefits granted in a plan amendment (or initiation) during the year that are attributed by the benefit formula to services rendered in periods prior to the plan amendment or initiation (the “prior service cost”), in each case, calculated in accordance with U.S. GAAP. The amounts deducted or added in calculating the pension benefit adjustments are as follows:
Year	Average Service Cost ($)	Average Prior Service Cost ($)	Average Total Pension Benefit Adjustments ($)
2024	49,948	0	49,948

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
The following chart compares our cumulative TSR over the four most recently completed fiscal years to that of the KBW Regional Bank Index over the same period.1
1.
The table assumes $100 invested on December 31, 2019 and all dividends reinvested.

Tabular List, Table
As described in greater detail in “Executive Compensation — Compensation Discussion and Analysis,” the metrics that the Company uses for both our long-term and short-term incentive awards are selected based on an objective of incentivizing our NEOs to increase the value of our enterprise for our shareholders. The most important financial performance measures used by the Company to link executive compensation actually paid to the Company’s NEOs, for the most recently completed fiscal year, to the Company’s performance are as follows:
▪
Return on Assets

Classified Assets as a percentage of Total Assets

Earnings per Share Growth

Relative TSR

Total Shareholder Return Amount	$ 105.64	111.9	109.28	105.7	73.1
Peer Group Total Shareholder Return Amount	105.54	115.69	116.15	124.78	91.32
Net Income (Loss)	$ 228,830,000	$ 255,863,000	$ 217,612,000	$ 205,160,000	$ 155,810,000
Company Selected Measure Amount	1.36	1.55	1.36	1.37	1.05
PEO Name	Mr. Brown
Pension Benefits Adjustments, Footnote
(C)
The amounts included in this column are the amounts reported in “Change in Pension and Nonqualified Deferred Compensation” column of the Summary Compensation Table.

(D)
The total pension benefit adjustment includes the aggregate of two components: (i) the actuarially determined service cost for services rendered by Mr. Brown during the year (the “service cost”); and (ii) the entire cost of benefits granted in a plan amendment (or initiation) during the year that are attributed by the benefit formula to services rendered in periods prior to the plan amendment or initiation (the “prior service cost”), in each case, calculated in accordance with U.S. GAAP. The amounts deducted or added in calculating the pension benefit adjustments are as follows:
	Service Cost	Prior Service Cost	Total Pension Benefit Adjustments
Year	($)	($)	($)
2024	106,620	0	106,620
(C)
The amounts included in this column are the amounts reported in “Change in Pension and Nonqualified Deferred Compensation” column of the Summary Compensation Table.

(D)
The total pension benefit adjustment includes the aggregate of two components: (i) the actuarially determined service cost for services rendered by the NEOs during the year (the “service cost”); and (ii) the entire cost of benefits granted in a plan amendment (or initiation) during the year that are attributed by the benefit formula to services rendered in periods prior to the plan amendment or initiation (the “prior service cost”), in each case, calculated in accordance with U.S. GAAP. The amounts deducted or added in calculating the pension benefit adjustments are as follows:
Year	Average Service Cost ($)	Average Prior Service Cost ($)	Average Total Pension Benefit Adjustments ($)
2024	49,948	0	49,948

Equity Awards Adjustments, Footnote
(A)
The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” column in the Summary Compensation Table.

(B)
The equity award adjustment includes the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity award granted that is outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the year (from the end of the prior fiscal year) in fair value of any award granted in prior years that are outstanding and unvested as of the end of the year; (iii) for awards that are granted and vest in same year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the year, the amount equal to the change as of the vesting date (from the end of the prior fiscal 2 year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock awards in the year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:
	Year End Fair Value of Equity Awards Granted in Year and Unvested at Year-End	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value of Total Compensation	Total Equity Award Adjustments
Year	($)	($)	($)	($)	($)	($)	($)
2024	664,720	70,857	563,551	12,070	0	0	1,311,198
(A)
The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” column in the Summary Compensation Table for the applicable year.

(B)
The equity award adjustment includes the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the year; (iii) for awards that are granted and vest in same year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the year, the amount equal to the change as of the vesting date (from the end of the prior fiscal 2 year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock awards in the year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:
Year	Year End Fair Value of Equity Awards Granted in Year and Unvested at Year-End ($)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value of Total Compensation ($)	Total Equity Award Adjustments ($)
2024	339,598	24,059	47,306	3,063	0	0	414,026

Measure:: 1
Pay vs Performance Disclosure
Name	Return on Assets
Non-GAAP Measure Description
8.
While the Company uses numerous financial and nonfinancial performance measures for the purpose of evaluating performance for the Company’s compensation programs, the Company has determined that Return on Assets is the financial performance measure that, in the Company’s assessment, represents the most important performance measure (that is not otherwise required to be disclosed in the table) used by the Company to link compensation actually paid to the company’s NEOs, for the most recently completed fiscal year, to Company performance.

Measure:: 2
Pay vs Performance Disclosure
Name	Classified Assets as a percentage of Total Assets
Measure:: 3
Pay vs Performance Disclosure
Name	Earnings per Share Growth
Measure:: 4
Pay vs Performance Disclosure
Name	Relative TSR
PEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (156,975)
PEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	106,620
PEO | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	106,620
PEO | Pension Adjustments Prior Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,127,102)
PEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,311,198
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	664,720
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	70,857
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	563,551
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	12,070
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(76,580)
Non-PEO NEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	49,948
Non-PEO NEO | Pension Adjustments Prior Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(355,036)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	414,026
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	339,598
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	24,059
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	47,306
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,063
Non-PEO NEO | Pension Adjustments Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 49,948